COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Operating leases, rent expense	125,400,000	114,000,000	180,800,000
Future minimum lease payments under non-cancellable operating lease agreements
2014	97,926,000
2015	63,641,000
2016	30,544,000
2017	19,805,000
2018	12,274,000
2019	2,350,000
Total	226,540,000